Investments - Fair Value Concentration Risk (Details) - Investments - Credit Concentration Risk $ in Millions	Dec. 31, 2023 USD ($)
Pacific Investment Management Inc.
Investment Holdings [Line Items]
Concentration of risk, investments	$ 370
Morgan Stanley
Investment Holdings [Line Items]
Concentration of risk, investments	263
Wells Fargo & Company
Investment Holdings [Line Items]
Concentration of risk, investments	256
J.P. Morgan Chase & Co.
Investment Holdings [Line Items]
Concentration of risk, investments	229
Citigroup
Investment Holdings [Line Items]
Concentration of risk, investments	180
Madison Capital Funding
Investment Holdings [Line Items]
Concentration of risk, investments	179
Deutsche Telekom
Investment Holdings [Line Items]
Concentration of risk, investments	157
Strategic Partners Fund VIII L.P.
Investment Holdings [Line Items]
Concentration of risk, investments	145
Bank Of America Corp.
Investment Holdings [Line Items]
Concentration of risk, investments	134
UBS
Investment Holdings [Line Items]
Concentration of risk, investments	128
Comm Mortgage Trust
Investment Holdings [Line Items]
Concentration of risk, investments	115
HSBC Holdings Plc
Investment Holdings [Line Items]
Concentration of risk, investments	113
Goldman Sachs Group Inc.
Investment Holdings [Line Items]
Concentration of risk, investments	$ 105